10-Q Selling, general and administrative expense (Tables)	3 Months Ended
Mar. 31, 2026
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administrative expense
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
Salaries and benefits	$230,911	$227,817	$206,640
Rent and occupancy	59,314	54,105	48,977
Sales and marketing(1)	45,692	47,075	41,916
Office supplies and services	45,746	44,046	45,775
Share-based compensation	35,736	25,696	20,010
Professional fees	23,538	24,212	38,607
Insurance and compliance	9,528	9,066	10,466
Travel	7,609	6,580	5,719
Research and development	805	1,421	1,526
Other operating expense	5,299	4,212	13,151
Total selling, general and administrative expense	$464,178	$444,230	$432,787

(1) Includes advertising costs of $20.7 million, $18.4 million and $12.0 million for the year ended December 31, 2025, 2024 and 2023, respectively.